CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary share capital	Additional paid-in capital	Capital reserve from marketable securities available-for-sale	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2017	$ 683	$ 105,585	$ 113	$ (105,004)	$ 1,377
Total comprehensive loss:
Net loss				(1,729)	(1,729)
Other comprehensive income, net of tax			(113)	166	53
Total comprehensive loss			$ (113)	(1,563)	(1,676)
Transactions recognized directly in equity:
Issuance of shares, net of issuance costs	62	5,739			5,801
Issuance of shares due to the exercise of stock options	3	77			80
Share-based payment				1,021	1,021
Capital reserve from transactions with shareholders		85			85
Ending Balance at Dec. 31, 2018	748	111,486		(105,546)	6,688
Total comprehensive loss:
Net loss				(5,268)	(5,268)
Other comprehensive income, net of tax				(94)	(94)
Total comprehensive loss				(5,362)	(5,362)
Transactions recognized directly in equity:
Issuance of shares, net of issuance costs	126	13,840			13,966
Issuance of shares due to the exercise of stock options	4	109			113
Share-based payment				1,259	1,259
Ending Balance at Dec. 31, 2019	878	125,435		(109,649)	16,664
Total comprehensive loss:
Net loss				(10,939)	(10,939)
Other comprehensive income, net of tax				19	19
Total comprehensive loss				(10,920)	(10,920)
Transactions recognized directly in equity:
Issuance of shares, net of issuance costs	255	35,409			35,664
Issuance of shares due to the exercise of stock options	7	162			169
Share-based payment				1,495	1,495
Ending Balance at Dec. 31, 2020	$ 1,140	$ 161,006		$ (119,074)	$ 43,072